Quarterly Holdings Report
for
Fidelity® Sustainable U.S. Equity Fund
February 28, 2026
SUS-NPRT3-0426
1.9901907.104
Common Stocks - 96.4%
	Shares	Value ($)
AUSTRALIA - 0.6%
Industrials - 0.6%
Commercial Services & Supplies - 0.6%
Brambles Ltd	10,197	181,998
BELGIUM - 0.9%
Health Care - 0.9%
Pharmaceuticals - 0.9%
UCB SA	933	278,144
BRAZIL - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
Wheaton Precious Metals Corp	1,386	225,847
CANADA - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Franco-Nevada Corp	684	191,172
INDIA - 0.4%
Financials - 0.4%
Banks - 0.4%
HDFC Bank Ltd ADR	4,986	158,804
ITALY - 0.6%
Consumer Discretionary - 0.6%
Textiles, Apparel & Luxury Goods - 0.6%
Brunello Cucinelli SpA	2,062	200,618
NETHERLANDS - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
NXP Semiconductors NV	937	212,708
TAIWAN - 1.5%
Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 1.5%
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,253	469,349
UNITED KINGDOM - 0.9%
Health Care - 0.9%
Pharmaceuticals - 0.9%
Astrazeneca PLC	1,384	289,881
UNITED STATES - 89.5%
Communication Services - 7.3%
Entertainment - 2.0%
Netflix Inc (a)	4,515	434,524
Walt Disney Co/The	2,053	217,700
		652,224
Interactive Media & Services - 5.3%
Alphabet Inc Class A	5,412	1,687,245
TOTAL COMMUNICATION SERVICES		2,339,469
Consumer Discretionary - 11.0%
Automobiles - 0.7%
Tesla Inc (a)	586	235,871
Broadline Retail - 4.1%
Amazon.com Inc (a)	6,186	1,299,060
Hotels, Restaurants & Leisure - 2.3%
Hilton Worldwide Holdings Inc	1,070	333,605
Starbucks Corp	2,292	224,662
Viking Holdings Ltd (a)	2,525	197,000
		755,267
Household Durables - 1.6%
DR Horton Inc	944	151,408
PulteGroup Inc	1,147	157,368
SharkNinja Inc (a)	1,638	201,262
		510,038
Specialty Retail - 1.9%
Home Depot Inc/The	920	350,262
TJX Cos Inc/The	1,656	267,709
		617,971
Textiles, Apparel & Luxury Goods - 0.4%
NIKE Inc Class B	1,993	123,925
TOTAL CONSUMER DISCRETIONARY		3,542,132
Consumer Staples - 5.6%
Beverages - 2.5%
Coca-Cola Co/The	6,221	507,385
Keurig Dr Pepper Inc	9,283	281,089
		788,474
Consumer Staples Distribution & Retail - 1.2%
Casey's General Stores Inc	287	196,764
US Foods Holding Corp (a)	2,019	195,056
		391,820
Household Products - 1.0%
Procter & Gamble Co/The	2,018	337,410
Personal Care Products - 0.9%
Estee Lauder Cos Inc/The Class A	2,624	287,249
TOTAL CONSUMER STAPLES		1,804,953
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Cheniere Energy Inc	766	180,568
Financials - 9.3%
Banks - 4.5%
Bank of America Corp	7,615	379,455
JPMorgan Chase & Co	2,207	662,762
Wells Fargo & Co	4,617	376,055
		1,418,272
Capital Markets - 0.9%
Bank of New York Mellon Corp/The	2,363	281,433
Financial Services - 1.8%
Apollo Global Management Inc	1,273	133,156
Mastercard Inc Class A	890	460,317
		593,473
Insurance - 2.1%
Arthur J Gallagher & Co	1,315	300,083
Chubb Ltd	1,136	387,217
		687,300
TOTAL FINANCIALS		2,980,478
Health Care - 12.0%
Biotechnology - 2.4%
Alnylam Pharmaceuticals Inc (a)	611	203,414
Biogen Inc (a)	961	184,339
Gilead Sciences Inc	2,602	387,568
		775,321
Health Care Equipment & Supplies - 2.0%
Boston Scientific Corp (a)	4,071	312,856
TransMedics Group Inc (a)	2,316	336,423
		649,279
Health Care Providers & Services - 0.8%
BrightSpring Health Services Inc (a)	3,869	160,293
UnitedHealth Group Inc	296	86,808
		247,101
Health Care Technology - 0.2%
Veeva Systems Inc Class A (a)	571	103,927
Life Sciences Tools & Services - 2.2%
Danaher Corp	1,362	286,892
Thermo Fisher Scientific Inc	783	408,029
		694,921
Pharmaceuticals - 4.4%
Elanco Animal Health Inc (a)	6,750	178,200
Eli Lilly & Co	723	760,589
Johnson & Johnson	1,877	466,303
		1,405,092
TOTAL HEALTH CARE		3,875,641
Industrials - 11.9%
Aerospace & Defense - 1.9%
Boeing Co (a)	1,052	239,362
Howmet Aerospace Inc	917	240,740
StandardAero Inc (a)	3,845	118,426
		598,528
Building Products - 1.4%
Builders FirstSource Inc (a)	626	65,286
Tecnoglass Inc	2,040	92,942
Trane Technologies PLC	616	284,789
		443,017
Construction & Engineering - 1.7%
EMCOR Group Inc	269	194,923
Quanta Services Inc	638	359,245
		554,168
Electrical Equipment - 3.5%
Eaton Corp PLC	658	247,355
GE Vernova Inc	530	463,008
Nextpower Inc Class A (a)	1,416	148,822
Vertiv Holdings Co Class A	1,022	260,498
		1,119,683
Machinery - 3.0%
Cummins Inc	600	350,322
Parker-Hannifin Corp	403	406,700
Westinghouse Air Brake Technologies Corp	827	218,286
		975,308
Professional Services - 0.4%
KBR Inc	3,077	129,941
TOTAL INDUSTRIALS		3,820,645
Information Technology - 27.5%
Electronic Equipment, Instruments & Components - 0.8%
Coherent Corp (a)	944	244,430
IT Services - 0.7%
IBM Corporation	977	234,685
Semiconductors & Semiconductor Equipment - 13.0%
Broadcom Inc	848	270,978
First Solar Inc (a)	695	137,054
KLA Corp	306	466,512
Lam Research Corp	1,881	439,947
Micron Technology Inc	1,251	515,875
NVIDIA Corp	13,195	2,338,023
		4,168,389
Software - 5.8%
Autodesk Inc (a)	978	240,461
Intuit Inc	323	132,117
Microsoft Corp	3,827	1,503,016
		1,875,594
Technology Hardware, Storage & Peripherals - 7.2%
Apple Inc	7,701	2,034,450
Western Digital Corp	1,029	287,811
		2,322,261
TOTAL INFORMATION TECHNOLOGY		8,845,359
Materials - 1.8%
Chemicals - 0.7%
Corteva Inc	2,821	226,019
Construction Materials - 0.6%
James Hardie Industries PLC (a)	7,465	181,773
Metals & Mining - 0.5%
Steel Dynamics Inc	873	168,602
TOTAL MATERIALS		576,394
Real Estate - 1.8%
Health Care REITs - 0.8%
Welltower Inc	1,181	244,609
Real Estate Management & Development - 0.3%
Cushman & Wakefield Ltd	9,025	121,024
Specialized REITs - 0.7%
American Tower Corp	1,125	215,843
TOTAL REAL ESTATE		581,476
Utilities - 0.8%
Electric Utilities - 0.8%
Constellation Energy Corp	756	249,389
TOTAL UNITED STATES		28,796,504
TOTAL COMMON STOCKS (Cost $22,960,611)		31,005,025

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Somatus Inc Series E (a)(b)(c) (Cost $32,287)	37	47,477

Money Market Funds - 3.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $1,163,645)	3.70	1,163,412	1,163,645

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $24,156,543)	32,216,147
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(36,279)
NET ASSETS - 100.0%	32,179,868

Legend

(a)	Non-income producing.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $47,477 or 0.1% of net assets.

(c)	Level 3 security.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Somatus Inc Series E	1/31/2022	32,287

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	269,701	6,320,872	5,426,896	16,963	(32)	-	1,163,645	1,163,412	0.0%
Total	269,701	6,320,872	5,426,896	16,963	(32)	-	1,163,645

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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